TAXATION - Income tax expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States			$ 21,317,976	$ 12,798,254	$ 13,013,949
Foreign			(6,458,408)	(1,342,193)	(4,418,341)
INCOME BEFORE INCOME TAX EXPENSE	$ 9,895,083	$ 25,397,226	$ 14,859,568	$ 11,456,061	$ 8,595,608